Related Party Transactions	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions
6.	Related Party Transactions

(a)	As at December 31, 2013, the Company owed $113,734 (2012 - $115,139) to the Chairman of the Company which is non-interest bearing, unsecured, and due on demand.

(b)	During the year ended December 31, 2013, the Company incurred management fees of $97,420 (2012 - $nil) to the Chairman of the Company.